As filed with the Securities and Exchange Commission on May 4, 2006
                                     Investment Company Act File Number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       FLORIDA DAILY MUNICIPAL INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   August 31


Date of reporting period:  February 28, 2006

ITEM 1: REPORT TO STOCKHOLDERS


--------------------------------------------------------------------------------
FLORIDA                                   600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                                                   (212) 830-5200
INCOME FUND
================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund (the "Fund") for the period September 1, 2005 through February 28, 2006.

The Fund had net assets of $129,030,231 and 1,727 active shareholders as of February 28, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

/s/ Steven W. Duff





Steven W. Duff
President















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------------------------
                                       Beginning Account Value    Ending Account Value     Expenses Paid During the
            Class A Shares                    9/01/05                  2/28/06                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,009.50                    $4.93
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,019.89                    $4.96
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
            Class B Shares             Beginning Account Value    Ending Account Value     Expenses Paid During the
                                              9/01/05                  2/28/06                     Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,010.90                    $3.54
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,021.27                    $3.56
  expenses)
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.99% and 0.71% for the Class A and Class B Shares, respectively, multiplied by the average account value over the period (September 1, 2005 through February 28, 2006), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Revenue Bond  (1.09%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,410,000   Orange County, FL IDA
               (Orlando Hawaiian Motel Company) - Series 1985
               LOC US Bank N.A.                                                 04/01/06    3.10%    $ 1,410,000     P-1      A-1+
------------                                                                                         -----------
   1,410,000   Total Revenue Bond                                                                      1,410,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (18.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,200,000   Florida Sunshine State Governmental Financing Commission RN
               - Series A                                                       07/12/06    3.24%    $ 1,200,000     P-1      A-1+
   1,500,000   Florida Sunshine State Governmental Financing Commission RN
               - Series F                                                       05/09/06    3.18       1,500,000     P-1      A-1+
   1,000,000   Hillsborough County, FL Capital Improvement Program
               LOC State Street Bank & Trust Company                            06/15/06    2.90       1,000,000     P-1      A-1+
   5,500,000   Jacksonville, FL Electric Authority (Electric System)
               - Series 2000A                                                   07/12/06    3.20       5,500,000    VMIG-1    A-1+
   8,000,000   Jacksonville, FL HEFA HRB
               (Baptist Medical Center Project) - Series 2003B
               LOC Bank of America, N.A.                                        04/27/06    3.13       8,000,000     P-1      A-1+
   3,200,000   Palm Beach County, FL Health Facilities Authority
               (Pooled Hospital Loan Program) - Series 1985
               LOC SunTrust Bank                                                07/13/06    3.38       3,200,000    VMIG-1    A-1+
     500,000   Sarasota County, FL Public Hospital District HRB
               (Sarasota Memorial Hospital Project) - Series 1985C
               LOC Wachovia Bank, N.A.                                          05/01/06    3.13         500,000    VMIG-1    A-1+
   2,500,000   Sunshine State Governmental Financing Commission RN
               (City of Orlando Program) - Series H                             07/13/06    3.23       2,500,000     P-1      A-1+
------------                                                                                         -----------
  23,400,000   Total Tax Exempt Commercial Paper                                                      23,400,000
------------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (7.82%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Brevard County, FL School District TANs - Series 2005            06/30/06    2.90%    $ 2,007,151     MIG-1
   1,140,000   City of Cape Coral, FL Utility Improvement Assessment Bonds
               (Southwest 2 Area) - Series 2005 (c)
               Insured by MBIA Insurance Corp.                                  07/01/06    3.50       1,143,173
   1,910,000   Clark County, OH BAN (North Ridge Water) (c)                     06/20/06    2.90       1,911,185
   3,000,000   New Jersey State TRANs - Series 2006B                            06/23/06    3.17       3,012,366     MIG-1    SP-1+
   2,000,000   Palm Beach County, FL School District TANs - Series 2005         09/28/06    4.00       2,011,233     MIG-1    SP-1+
------------                                                                                         -----------
  10,050,000   Total Tax Exempt General Obligation Notes & Bonds                                      10,085,108
------------                                                                                         -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Variable Rate Demand Instruments (d) (72.94%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   ABN AMRO Munitops Certificate Trust, - Series 2004 - 48
               (Florida Non - AMT)
               Insured by AMBAC Assurance Corp.                                 06/01/12    3.20%    $ 2,000,000    VMIG-1
   1,000,000   Alachua County, FL IDRB
               (Florida Rock Industries, Inc. Project) - Series 1997
               LOC Bank of America, N.A.                                        11/01/22    3.24       1,000,000              A-1+
     700,000   City of Pulaski and Giles County, TN IDRB
               (Martin Methodist College Project) - Series 2004
               LOC Amsouth Bank                                                 01/01/24    3.30         700,000    VMIG-1
   1,000,000   Connecticut HEFA
               (Yale University) - Series V-2                                   07/01/36    3.00       1,000,000    VMIG-1    A-1+
   3,200,000   COPs Series 2003B (The School Board of Palm Beach County, FL)
               Insured by AMBAC Assurance Corp.                                 08/01/29    3.17       3,200,000    VMIG-1    A-1+
   6,400,000   Dade County, FL RB (Water & Sewer System) - Series 1994
               Insured by FGIC                                                  10/05/22    3.17       6,400,000    VMIG-1    A-1+
   1,000,000   Eagle Tax Exempt Trust Series 20000904 Class A COPs
               (Florida State Board of Education Lottery RB - Series 2000B)
               Insured by FGIC                                                  07/01/16    3.22       1,000,000              A-1+
   3,875,000   Eagle Tax Exempt Trust, - Series 20041007 Class A COPs
               (State of Florida Full Faith and Credit, State Board of Education,
               Public Education Capital Outlay Refunding Bonds, 2002 - Series C)06/01/08    3.22       3,875,000              A-1+
   1,000,000   Eagle Tax Exempt Trust, - Series 720050054 Class A COPs
               (State of Florida Full Faith and Credit, State Board of Education,
               Public Education Capital Outlay Refunding Bonds, 2005 - Series D)06/01/27    3.22       1,000,000              A-1+
   2,315,000   Eagle Tax Exempt Trust, J - Series 720053013 Class A COPs
               (State of Florida Full Faith and Credit, State Board of Education,
               Public Education Captial Outlay Refunding Bonds, 2003 - Series B)06/01/33    3.22       2,315,000              A-1+
   3,000,000   Floating Rate Trust Receipts - Series 2006 FR - PII
               (Lee County, FL Solid Waste System Refunding RB, - Series 2001
               Insured by MBIA Insurance Corp.                                  10/01/12    3.28       3,000,000    VMIG-1
   2,000,000   Florida Gulf Coast University Financing Corporation
               Capital Improvement RB - Series 2003
               LOC Wachovia Bank, N.A.                                          12/01/33    3.20       2,000,000    VMIG-1
     900,000   Florida Housing Finance Corporation, Housing RB
               (Heron Park Project) - Series 1996U
               Guaranteed by Federal National Mortgage Association              12/01/29    3.20         900,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    900,000   Florida Housing Finance Corporation, Housing RB
               (Timberland Apartments)
               Collateralized by Federal National Mortgage Association          10/15/32    3.25%    $   900,000              A-1+
   1,125,000   Florida HFA MHRB (Banyon Bay Apartments Project) 1995 - Series L
               Collateralized by Federal National Mortgage Association          12/01/25    3.20       1,125,000    VMIG-1
   1,900,000   Florida HFA MHRB (Huntington Place Project) 1985 - Series GGG
               Guaranteed by Federal Home Loan Mortgage Corporation             12/01/13    3.19       1,900,000              A-1+
   2,760,000   Florida HFC MHRB (Heather Glenn Apartment) - Series 2003H
               LOC Amsouth Bank                                                 06/15/36    3.18       2,760,000    VMIG-1
   1,600,000   Gainesville, FL IDRB
               (Heat-Pipe Technology, Inc. Project) - Series 1998
               LOC Amsouth Bank                                                 05/01/18    3.24       1,600,000     P-1      A-1
   3,000,000   Greater Orlando Aviation Authority, FL
               (Airport Facilities Refunding RB - Series 2002E)
               Insured by FSA                                                   10/01/21    3.25       3,000,000    VMIG-1    A-1+
      85,000   Gulf Breeze, FL RB - Series 1985B
               Insured by FGIC                                                  12/01/15    3.19          85,000    VMIG-1    A-1+
     435,000   Gulf Breeze, FL RB - Series 1985C
               Insured by FGIC                                                  12/01/15    3.19         435,000    VMIG-1    A-1+
     300,000   HFA of St. John's County, FL MHRB
               (Remington At Ponte Vedra Project) - Series 1998
               Collateralized by Federal National Mortgage Agency               02/15/28    3.21         300,000              A-1+
   1,090,000   Illinois Development Finance Authority
               (Tella Tool & Manufacturing Company Project) - Series 2000
               LOC Fifth Third Bank                                             08/01/15    3.31       1,090,000    VMIG-1
   2,100,000   Jacksonville, FL EDC Special Facilities Airport Revenue Bonds
               (Holland Sheltair Aviation Funding, LLC) - Series 2005B
               LOC Mellon Bank N.A.                                             05/01/35    3.25       2,100,000              A-1+
   1,000,000   Jacksonville, FL Electric Authority District Energy System RB
               - Series 2004A
               LOC State Street Bank & Trust Company                            10/01/34    3.17       1,000,000    VMIG-1
   3,000,000   Marion County, FL IDA RB
               (Capris Furniture Industries Project) - Series 2005
               LOC SunTrust Bank                                                02/01/25    3.34       3,000,000     P-1      A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,150,000   Marion County, FL IDA
               (Hamilton Products, Inc. Project) - Series 1995
               LOC Comerica Bank                                                11/01/15    3.40%    $ 1,150,000     P-1      A-1
   1,500,000   Marion County, FL IDA MHRB
               (Chambrel at Pine Castle Project) - Series 2002
               Guaranteed by Federal National Mortgage Association              11/15/32    3.20       1,500,000              A-1+
   2,000,000   Matrin County, FL Pollution Control Revenue Refunding Bonds
               (Florida Power & Light Company Project) - Series 2000            07/15/22    3.02       2,000,000    VMIG-1    A-1
   4,800,000   Miami--Dade County, FL IDA
               (Auborne Heavy Maintenance, Inc.) - Series 1998
               LOC JPMorgan Chase Bank, N.A.                                    08/01/18    3.25       4,800,000              A-1+
   3,097,500   Morgan Stanley & Co. Inc. Trust Floater Certificates
               - Series 2004 - 898 (State of Florida Full Faith and Credit,
               Department of Transportation Right-of-Way Acquisition and
               Bridge Construction Bonds, Series 2003A)                         07/01/11    3.21       3,097,500    VMIG-1
   1,000,000   Nevada Housing Division MHRB
               (Southwest Village Apartments) - Series 2005
               Guaranteed by Federal National Mortgage Association              10/15/38    3.22       1,000,000              A-1+
   2,045,000   Ocean Highway and Port Authority, FL RB - Series 1990A
               LOC Wachovia Bank, N.A.                                          12/01/20    3.30       2,045,000    VMIG-1    A-1+
   1,500,000   Ocean Highway and Port Authority, FL RB - Series 1990C
               LOC Wachovia Bank, N.A.                                          12/01/20    3.30       1,500,000    VMIG-1    A-1+
   1,000,000   Orange County, FL Health Facility Authority RB
               (Presbyterian Retirement Communities Project) - Series 2006A(c)
               Insured by Radian Asset Assurance, Inc.                          11/01/28    3.25       1,000,000
   3,000,000   Orlando and Orange County Expressway Authority RB, - Series 2005C
               Insured by AMBAC Assurance Corp.                                 07/01/40    3.15       3,000,000    VMIG-1    A-1+
   1,700,000   Palm Beach County, FL RB
               (Raymond F. Kravis Center Project) - Series 2002
               LOC Northern Trust Company                                       07/01/32    3.15       1,700,000    VMIG-1
   1,925,000   Pinellas County, FL HFA (St. Mark's Village Project) - Series 1987
               LOC Bank of America, N.A.                                        03/01/17    3.22       1,925,000              A-1+
   4,000,000   Port Orange, FL (Palmer College Project) RB - Series 2002
               LOC LaSalle Bank, N.A.                                           10/01/32    3.21       4,000,000              A-1+
   2,000,000   PUTTERS, - Series 1074 (State of Florida, Department of Transportation
               Turnpike Revenue Refunding Bonds, - Series 2003A)(c)
               Insured by FSA                                                   07/01/11    3.22       2,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----     --------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,970,000   PUTTERS - Series 1086 (Miami-Dade County, FL Storm Water Utility
               RB, - Series 2004)
               Insured by MBIA Insurance Corp.                                  04/01/13    3.22%    $ 1,970,000    VMIG-1
   4,000,000   PUTTERS - Series 1179 (Custodial Receipts, - Series 2005-5
               Evidencing Beneficial Ownership of Orange County, FL
               Housing Finance Authority MHRB - Series 2005D)
               LOC JP Morgan Chase Bank, N.A.                                   10/01/38    3.25       4,000,000    VMIG-1
   1,500,000   ROCs II - R Trust Series 440 (Volusia County, FL Educational Facilities
               Authority Revenue and Refunding Bonds, - Series 2005)(c)
               LOC Radian Asset Assurance, Inc.                                 10/15/35    3.23       1,500,000
   1,995,000   ROCs II - R Trust Series 7013 (State of Florida Full Faith and Credit,
               State Board of Education, Public Education Capital Outlay Refunding
               Bonds, 2005 - Series D)                                          06/01/21    3.22       1,995,000              A-1+
     550,000   St. Lucie County, FL Industrial Development RB - Series 1985
               LOC Canadian Imperial Bank of Commerce                           11/01/15    3.25         550,000              A-1
   3,000,000   Sunshine State Governmental Financing Commission RB - Series 1986
               Insured by AMBAC Assurance Corp.                                 07/01/16    3.20       3,000,000    VMIG-1
   2,200,000   Tallahassee, FL Industrial Development RB
               (Rose Printing Company, Inc. Project) - Series 2000A
               LOC Branch Banking & Trust Company                               10/01/15    3.32       2,200,000     P-1      A-1+
     500,000   TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure Financing
               Authority Special Obligation Bonds, 2000 - Series A)
               Collateralized by The State and Local Government Series
               Securities                                                       04/01/27    3.20         500,000     A-1+
------------                                                                                        ------------
  94,117,500   Total Variable Rate Demand Instruments                                                 94,117,500
------------                                                                                        ------------
               Total Investments (99.99%) (Cost $129,012,068+)                                       129,012,608
               Cash and Other Assets, Net of Liabilities (0.01%)                                          17,623
                                                                                                    ------------
               Net Assets (100%)                                                                    $129,030,231
                                                                                                    ============

             + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Variable rate demand instruments are assigned their own ratings; the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     AMT    =   Alternate Minimum Tax                           IDA    =   Industrial Development Authority
     BAN    =   Bond Anticipation Note                          IDRB   =   Industrial Development Revenue Bond
     COPs   =   Certificates of Participation                   LOC    =   Letter of Credit
     EDC    =   Economic Development Corporation                MHRB   =   Multi-Family Housing Revenue Bond
     FGIC   =   Financial Guaranty Insurance Company            RB     =   Revenue Bond
     FSA    =   Financial Security Assurance                    RN     =   Revenue Note
     HEFA   =   Health and Education Facilities Authority       ROCs   =   Reset Option Certificates
     HFA    =   Housing Finance Authority                       TANs   =   Tax Anticipation Notes
     HFC    =   Housing Finance Commission                      TOCs   =   Tender Option Certificates
     HRB    =   Hospital Revenue Bond                           TRANs  =   Tax and Revenue Anticipation Notes











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Connecticut                    $      1,000,000                     0.78%
Florida                             119,799,057                    92.86
Illinois                              1,090,000                     0.84
Nevada                                1,000,000                     0.78
New Jersey                            3,012,366                     2.33
Ohio                                  1,911,185                     1.48
Puerto Rico                             500,000                     0.39
Tennessee                               700,000                     0.54
------------------------- ---------------------------- -------------------------------
Total                          $    129,012,608                   100.00%
------------------------- ---------------------------- -------------------------------
























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $   129,012,608
  Accrued interest receivable................................................................              592,856
  Prepaid Expenses...........................................................................               18,310
                                                                                                   ---------------
       Total assets..........................................................................          129,623,774
                                                                                                   ---------------

LIABILITIES
  Payable to affiliates*.....................................................................               51,593
  Due to custodian...........................................................................              381,433
  Accrued expenses...........................................................................               70,831
  Dividends payable..........................................................................               89,686
                                                                                                   ---------------
       Total liabilities.....................................................................              593,543
                                                                                                   ---------------
  Net assets.................................................................................      $   129,030,231
                                                                                                   ===============

SOURCE OF NET ASSETS:
  Net capital paid in on shares of beneficial interest (Note 3)..............................      $   129,030,231
                                                                                                   ---------------
  Net assets.................................................................................      $   129,030,231
                                                                                                   ===============
  Net asset value, per share (Note 3):
  Class A shares,
      ($72,305,792 applicable to 72,305,792 shares outstanding)..............................             $   1.00
                                                                                                          ========
  Class B shares,
      ($56,724,439 applicable to 56,724,439 shares outstanding) (Note 3).....................             $   1.00
                                                                                                          ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2006
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
    Interest....................................................................   $    1,834,774
                                                                                   --------------
Expenses: (Note 2)
    Investment management fee...................................................          253,470
    Administration fee..........................................................          133,072
    Shareholder servicing fee (Class A shares)..................................           94,478
    Custodian expenses..........................................................            9,956
    Shareholder servicing and related shareholder expenses+.....................           51,758
    Legal, compliance and filing fees...........................................           34,043
    Audit and accounting........................................................           67,220
    Trustees' fees and expenses.................................................            8,216
    Miscellaneous...............................................................            4,918
                                                                                   --------------
       Total expenses...........................................................          657,131
       Less: Expenses paid indirectly...........................................              (25)
             Fees waived .......................................................         (101,388)
                                                                                   --------------
       Net expenses.............................................................          555,718
                                                                                   --------------
Net investment income...........................................................        1,279,056

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments................................................              -0-
                                                                                   --------------
Increase in net assets from operations..........................................   $    1,279,056
                                                                                   ==============

+    Includes class specific transfer agency expenses of $28,342 and $11,509 for Class A and
     Class B shares, respectively.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                        Six Months Ended
                                                                        February 28, 2006            Year Ended
                                                                           (Unaudited)             August 31,2005
                                                                       -----------------         ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income........................................       $       1,279,056         $        1,440,553
   Net realized gain (loss) on investments......................                     -0-                      1,072
                                                                       -----------------         ------------------
Increase in net assets from operations..........................               1,279,056                  1,441,625
Dividends to shareholders from net investment income*:
   Class A......................................................                (717,974)                  (792,145)
   Class B......................................................                (561,082)                  (648,408)
                                                                       -----------------         ------------------
   Total dividend to shareholders...............................              (1,279,056)                (1,440,553)
Distributions to shareholders from realized gains on investments:
   Class A shares...............................................                    (-0-)                      (513)
   Class B shares...............................................                    (-0-)                      (313)
                                                                       -----------------         ------------------
   Total distribution to shareholders...........................                    (-0-)                      (826)
Transactions in shares of beneficial interest (Note 3):
   Class A......................................................                (669,296)                 9,209,121
   Class B......................................................              12,568,335                 (4,923,756)
                                                                       -----------------         ------------------
   Total capital share transactions.............................              11,899,039                  4,285,365
                                                                       -----------------         ------------------
       Total increase (decrease)................................              11,899,039                  4,285,611
Net assets:
   Beginning of period..........................................             117,131,192                112,845,581
                                                                       -----------------         ------------------
   End of period................................................       $     129,030,231         $      117,131,192
                                                                       =================         ==================
Undistributed net investment income.............................       $             -0-         $              -0-
                                                                       =================         ==================

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement covering all classes and Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended February 28, 2006 the Manager voluntarily waived the following fees:

Administration fees....................................     $ 101,388
                                                            =========
The Manager has no right to recoup prior fees waived.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $31,953 paid to Reich & Tang Services, Inc., ("the Transfer Agent), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended February 28, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

For the six months ended February 28, 2006, the expenses paid indirectly by the Fund were as follows:

Shareholder servicing and related shareholder expenses.     $      25
                                                            =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Transactions in Shares of Beneficial Interest

At February 28, 2006 an unlimited number of shares of beneficial interest ($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

                                                        Six Months Ended
                                                        February 28, 2006                     Year Ended
     Class A shares                                        (Unaudited)                      August 31, 2005
     --------------                                     ----------------                    ---------------
     Sold............................................        164,093,996                        362,101,588
     Issued on reinvestment of dividends.............            712,237                            763,771
     Redeemed........................................       (165,475,529)                      (353,656,238)
                                                        ----------------                    ---------------
     Net increase (decrease).........................          ( 669,296)                         9,209,121
                                                        ================                    ===============
     Class B shares
     --------------
     Sold............................................        107,618,387                        191,438,028
     Issued on reinvestment of dividends.............             65,940                             79,636
     Redeemed........................................        (95,115,992)                      (196,441,420)
                                                        ----------------                    ---------------
     Net increase (decrease).........................         12,568,335                         (4,923,756)
                                                        ================                    ===============

4. Tax Information

The tax character of all distributions paid during the years ended August 31, 2005 and 2004 were as follows:

                                                              2005                                2004
                                                        ----------------                    ---------------
     Ordinary income................................                 826                                -0-
     Tax-exempt income..............................           1,440,553                            256,663

During the year ended August 31, 2005, the Fund utilized $246 of its carry forward loss.

At August 31, 2005, the Fund had no distributable earnings.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 73% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights

                                            Six Months
                                               Ended                            Year Ended August 31,
Class A shares                           February 28, 2006  --------------------------------------------------------------
--------------                              (Unaudited)        2005         2004         2003         2002         2001
                                             ---------      ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $  1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             ---------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income...............        0.009           0.010        0.001        0.003        0.008        0.027
    Net realized and unrealized gain (loss)
      on investments....................        --              0.000        --           --           --           --
                                             ---------      ----------   ----------   ----------   ----------   ----------
    Total from investment operations....        0.009           0.010        0.001        0.003        0.008        0.027
                                             ---------      ----------   ----------   ----------   ----------   ----------
Less distributions from:
    Dividends from net investment income       (0.009)         (0.010)      (0.001)      (0.003)      (0.008)      (0.027)
    Net realized gains on investments...        --              0.000        --           --           --           --
                                             ---------      ----------   ----------   ----------   ----------   ----------
    Total Distributions.................       (0.009)         (0.010)      (0.001)      (0.003)      (0.008)      (0.027)
                                             ---------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........     $  1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             =========      ==========   ==========   ==========   ==========   ==========
Total Return............................        0.95%(a)        1.02%        0.12%        0.31%        0.81%        2.78%
Ratios/Supplemental Data
Net assets, end of period (000s)........     $  72,306      $  72,975    $  63,766    $  58,994    $  47,664    $  47,703
Ratios to average net assets:
  Expenses (b)(net of fees waived)......        0.99%(c)        0.99%        0.95%        0.93%        0.90%        0.84%
  Net investment income.................        1.90%(c)        1.04%        0.12%        0.29%        0.79%        2.79%
  Management and administration fees waived     0.16%(c)        0.16%        0.16%        0.17%        0.26%        0.21%
  Shareholder servicing fees waived.....        --              --           0.01%        0.02%        --           --
  Expenses paid indirectly..............        0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (continued)

                                            Six Months
                                               Ended                            Year Ended August 31,
Class B shares                           February 28, 2006  --------------------------------------------------------------
--------------                              (Unaudited)        2005         2004         2003         2002         2001
                                             ---------      ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $  1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             ---------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income...............        0.011           0.013        0.004        0.006        0.011        0.030
    Net realized and unrealized gain (loss)
      on investments....................        --              0.000        --           --           --           --
                                             ---------      ----------   ----------   ----------   ----------   ----------
    Total from investment operations....        0.011           0.013        0.004        0.006        0.011        0.030
                                             ---------      ----------   ----------   ----------   ----------   ----------
Less distributions from:
    Dividends from net investment income       (0.011)         (0.013)      (0.004)      (0.006)      (0.011)      (0.030)
    Net realized gains on investments...        --              0.000        --           --           --           --
                                             ---------      ----------   ----------   ----------   ----------   ----------
    Total Distributions.................       (0.011)         (0.013)      (0.004)      (0.006)      (0.011)      (0.030)
                                             ---------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period..........     $  1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                             =========      ==========   ==========   ==========   ==========   ==========
Total Return............................        1.09%(a)        1.31%        0.37%        0.55%        1.08%        3.07%
Ratios/Supplemental Data
Net assets, end of period (000).........     $  56,724      $  44,156    $  49,080    $  57,313    $  54,525    $  43,157
Ratios to average net assets:
  Expenses (b) (net of fees waived).....        0.71%(c)        0.70%        0.69%        0.69%        0.63%        0.57%
  Management and administration fees waived     2.19%(c)        1.27%        0.37%        0.57%        1.06%        2.95%
  Net investment income.................        0.16%(c)        0.16%        0.16%        0.17%        0.26%        0.21%
  Expenses paid indirectly..............        0.00%(c)        0.00%        0.00%        0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




FL2/06S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








                           FLORIDA
                           DAILY
                           MUNICIPAL
                           INCOME
                           FUND







                                   Semi-Annual Report
                                   February 28, 2006
                                      (Unaudited)

ITEM 2:    CODE OF ETHICS


Not Applicable.


ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT


Not Applicable.


ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not Applicable.


ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS


Not applicable.


ITEM 6:    SCHEDULE OF INVESTMENTS


Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.


ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not applicable.


ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


Not applicable.


ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


ITEM 10:   CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 11:   EXHIBITS


(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3) Not applicable.


(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


 By (Signature and Title)*       /s/Rosanne Hotlzer
                                    Rosanne Holtzer, Secretary


Date:   May 4, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President


Date:   May 4, 2006


By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer


Date:   May 4, 2006


* Print the name and title of each signing officer under his or her signature.